Basis of Presentation and Summary of Significant Accounting Policies (FY) (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents, and restricted cash and cash equivalents reported within the consolidated balance sheets that sum to the total of the same amounts shown in the consolidated statements of cash flows:

	December 31,
	2025	2024
	(in thousands)
Cash and cash equivalents	$57,050	$110,995
Restricted cash and cash equivalents	901	1,220
Total cash, cash equivalents and restricted cash and cash equivalents	$57,951	$112,215

Schedule of Property, Plant and Equipment	Property and equipment are depreciated over the following periods:

Laboratory equipment	5 years
Furniture and office equipment	5 years
Computer equipment	3 years
Leasehold improvements	Shorter of lease term or useful life of asset